UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal Trust I
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust I
234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

RPAR Risk Parity ETF Tailored Shareholder Report

semi-annual shareholder report June 30, 2026 RPAR Risk Parity ETF Ticker: RPAR (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the RPAR Risk Parity ETF (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.rparetf.com/rpar. You can also request this information by contacting us at 833-540-0039 or by sending an e-mail request to info@rparetf.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
RPAR Risk Parity ETF	$25	0.49%
*	Costs paid as a percentage of $10,000 is an annualized figure.

Key Fund Statistics

(as of June 30, 2026)

Fund Size (Thousands)	$586,026
Number of Holdings	150
Total Advisory Fee Paid	$1,437,857
Portfolio Turnover	11%

What did the Fund invest in?

(as of June 30, 2026)

Sector/Security Type Breakdown

(% of Total Net Assets)

U.S. Treasury Securities 35.5%
Exchange Traded Funds 34.6%
U.S. Treasury Bills 11.8%
Materials 6.2%
Oil & Gas 5.0%
Industrial Products 1.9%
Renewable Energy 0.7%
Consumer Staple Products 0.3%
Utilities 0.3%
Consumer Discretionary Products 0.1%
Industrial Services 0.0%
Cash & Other* 3.6%

*	Includes Futures Contracts

Top Ten Holdings/Issuers	(% of Total Net Assets)
Vanguard Total Stock Market ETF	12.7%
U.S. Treasury Bill, 7/28/2026, 3.55%	11.8%
SPDR Gold MiniShares Trust	9.3%
Vanguard FTSE Emerging Markets ETF	7.6%
Vanguard FTSE Developed Markets ETF	5.1%
United States Treasury Inflation Indexed Bonds 1.38%, 02/15/2044	3.8%
United States Treasury Inflation Indexed Bonds 0.75%, 02/15/2045	3.3%
United States Treasury Inflation Indexed Bonds 0.63%, 02/15/2043	3.1%
United States Treasury Inflation Indexed Bonds 1.00%, 02/15/2046	3.1%
United States Treasury Inflation Indexed Bonds 1.00%, 02/15/2048	2.8%

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.

Fund Changes

Effective May 1, 2026, the fee waiver agreement with Tidal Investments LLC ("Tidal"), the Fund's investment advisor, that reduced the unitary management fee payable to Tidal by the Fund from 0.50% to 0.48% of the Fund's average daily net assets terminated. Starting May 1, 2026, the Fund began paying Tidal the full unitary management fee.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.rparetf.com/rpar.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

UPAR Ultra Risk Parity ETF Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2026 UPAR Ultra Risk Parity ETF Ticker: UPAR (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the UPAR Ultra Risk Parity ETF (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.rparetf.com/upar. You can also request this information by contacting us at 833-540-0039 or by sending an e-mail request to info@rparetf.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
UPAR Ultra Risk Parity ETF	$33	0.64%
*	Costs paid as a percentage of $10,000 is an annualized figure.

Key Fund Statistics

(as of June 30, 2026)

Fund Size (Thousands)	$59,169
Number of Holdings	150
Total Advisory Fee Paid	$212,596
Portfolio Turnover	14%

What did the Fund invest in?

(as of June 30, 2026)

Sector/Security Type Breakdown

(% of Total Net Assets)

U.S. Treasury Securities 49.9%
Exchange-Traded Funds 24.1%
Materials 8.8%
Oil & Gas 7.0%
Industrial Products 2.6%
Renewable Energy 1.0%
Consumer Staple Products 0.5%
Utilities 0.4%
Consumer Discretionary Products 0.1%
Industrial Services 0.0%
Cash & Other* 5.6%

*	Includes Futures Contracts

Top Ten Holdings/Issuers	(% of Total Net Assets)
SPDR Gold MiniShares Trust	13.0%
United States Treasury Inflation Indexed Bonds 1.38%, 02/15/2044	5.4%
Vanguard FTSE Emerging Markets ETF	5.1%
United States Treasury Inflation Indexed Bonds 1.00%, 02/15/2046	4.5%
United States Treasury Inflation Indexed Bonds 0.75%, 02/15/2045	4.4%
United States Treasury Inflation Indexed Bonds 0.63%, 02/15/2043	4.3%
United States Treasury Inflation Indexed Bonds 0.88%, 02/15/2047	3.8%
United States Treasury Inflation Indexed Bonds 1.00%, 02/15/2048	3.8%
Vanguard Extended Market ETF	3.6%
United States Treasury Inflation Indexed Bonds 1.50%, 02/15/2053	3.3%

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.

Fund Changes

Effective May 1, 2026, the fee waiver agreement with Tidal Investments LLC ("Tidal"), the Fund's investment adviser, that reduced the unitary management fee payable to Tidal by the Fund from 0.65% to 0.63% of the Fund's average daily net assets terminated. Starting May 1, 2026, the Fund began paying Tidal the full unitary management fee.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.rparetf.com/upar.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

June 30, 2026 (Unaudited)

Tidal Trust I

●	RPAR Risk Parity ETF	| RPAR | NYSE Arca, Inc.
●	UPAR Ultra Risk Parity ETF	| UPAR | NYSE Arca, Inc.

Evoke ETFs

RPAR Risk Parity ETF

Schedule of Investments

June 30, 2026 (Unaudited)

COMMON STOCKS - 14.5%	Shares	Value
Consumer Discretionary Products - 0.1%
Geberit AG	465	$311,172
Scotts Miracle-Gro Co.	2,463	167,755
		478,927

Consumer Staple Products - 0.3%
Austevoll Seafood ASA	8,317	65,137
Bakkafrost P/F	2,576	104,753
Bumitama Agri Ltd.	82,896	105,106
China Youran Dairy Group Ltd.(a)	188,482	66,576
Dekon Food And Agriculture Group - Class H(a)	17,239	90,305
Fuji Oil Co. Ltd.	3,760	91,568
Leroy Seafood Group ASA	24,564	95,074
Salmar ASA	5,878	275,144
Schouw & Co. A/S	1,094	97,386
Suedzucker AG	8,528	102,376
Tate & Lyle PLC	20,187	148,434
Wilmar International Ltd.	28,924	805,244
		2,047,103

Industrial Products - 1.9%
AGCO Corp.	3,159	378,132
Alamo Group, Inc.	511	84,055
CNH Industrial NV - Class A(b)	56,402	633,395
Deere & Co.(b)	11,733	7,442,594
First Tractor Co. Ltd.	64,954	55,412
Halma PLC	4,967	259,346
Husqvarna AB	24,563	95,834
IDEX Corp.	996	226,042
Kubota Corp.	48,959	808,980
Pentair PLC	2,249	172,408
Toro Co.	4,289	417,834
Xylem, Inc.	3,187	376,735
Zurn Elkay Water Solutions Corp.	2,220	112,177
		11,062,944

Industrial Services - 0.0%(c)
Tetra Tech, Inc.	3,343	96,579

Materials - 6.2%
Advanced Drainage Systems, Inc.	1,036	162,610
Anglo American PLC	26,377	1,294,274
Antofagasta PLC	23,532	1,193,091
Aurubis AG	1,124	232,855
BHP Group Ltd., ADR(b)	56,950	4,744,504

The accompanying notes are an integral part of these financial statements.

Boliden AB	6,806	$384,528
Cameco Corp.	10,851	1,105,636
Capstone Copper Corp.(a)	18,201	167,160
CF Industries Holdings, Inc.	6,605	715,057
China XLX Fertiliser Ltd.	54,526	63,481
CMOC Group Ltd.	549,610	1,063,890
Corteva, Inc.	28,353	2,401,216
Ecolab, Inc.	3,814	1,062,618
First Quantum Minerals Ltd.(a)	19,275	526,318
Fortescue Ltd.	72,984	968,286
Freeport-McMoRan, Inc.	34,192	2,150,335
Glencore PLC	285,448	1,946,581
GMK Norilskiy Nickel PAO, ADR(a)(d)	181,762	–
Hudbay Minerals, Inc.	9,248	218,302
Ivanhoe Mines Ltd. - Class A(a)	34,252	268,222
Jiangxi Copper Co. Ltd.	106,557	420,138
K+S AG	7,520	113,575
KWS Saat SE & Co. KGaA	1,405	108,267
Lundin Mining Corp.	20,216	492,451
Lynas Rare Earths Ltd.(a)	23,477	295,341
Mineral Resources Ltd.	4,350	187,059
Mitsui Mining & Smelting Co. Ltd.	1,300	340,348
MMG Ltd.(a)	300,072	265,555
Mosaic Co.	14,260	302,169
MP Materials Corp.(a)	4,069	227,905
NAC Kazatomprom JSC, GDR	6,593	452,939
NexGen Energy Ltd.(a)	15,895	149,231
Nutrien Ltd.	20,276	1,276,941
PhosAgro PJSC, GDR(a)(d)	52,122	–
Pilbara Minerals Ltd.(a)	66,320	230,651
Rio Tinto PLC, ADR	38,934	3,696,005
Sociedad Quimica y Minera de Chile SA - Class Series B, ADR	13,570	1,004,723
South32 Ltd.	107,117	289,421
Southern Copper Corp.	17,327	3,019,450
Sumitomo Metal Mining Co. Ltd.	6,462	296,968
Teck Resources Ltd.	11,708	697,075
Vale SA, ADR	97,942	1,473,048
Yara International ASA	10,772	473,966
		36,482,190

Oil & Gas - 5.0%
Aker BP ASA	8,125	248,951
BP PLC, ADR	33,601	1,241,557
Canadian Natural Resources Ltd.	26,163	1,034,902
Cenovus Energy, Inc.	24,585	609,795
Chevron Corp.	22,551	3,738,054
ConocoPhillips	12,671	1,317,277
Devon Energy Corp.	16,374	676,574
Diamondback Energy, Inc.	3,808	669,370
Ecopetrol SA, ADR(b)	27,669	394,007
Eni SpA, ADR	14,445	676,893

The accompanying notes are an integral part of these financial statements.

EOG Resources, Inc.	6,948	$901,364
EQT Corp.	7,841	416,906
Equinor ASA, ADR(b)	32,550	1,022,070
Expand Energy Corp.	2,985	272,202
Exxon Mobil Corp.	47,668	6,517,169
Galp Energia SGPS SA	9,742	207,669
Gazprom PJSC, ADR(a)(d)	523,190	–
Imperial Oil Ltd.	6,320	709,444
Inpex Corp.	17,440	350,356
LUKOIL PJSC, ADR(a)(d)	31,173	–
Novatek PJSC, GDR(a)(d)	13,358	–
Occidental Petroleum Corp.	12,727	618,150
OMV AG	4,181	263,625
Ovintiv, Inc.	3,330	175,324
Permian Resources Corp. - Class A	9,840	181,154
Repsol SA	13,733	345,578
Rosneft Oil Co. PJSC, GDR(a)(d)	488,696	–
Santos Ltd., ADR(b)	41,736	209,097
Shell PLC, ADR(b)	31,939	2,476,550
Suncor Energy, Inc.	15,391	827,724
TotalEnergies SE, ADR	27,681	2,152,475
Tourmaline Oil Corp.	3,569	149,175
Woodside Energy Group Ltd.	23,312	455,606
YPF SA - Class D, ADR(a)	5,200	236,444
		29,095,462

Renewable Energy - 0.7%
Enphase Energy, Inc.(a)	4,706	231,724
First Solar, Inc.(a)	2,457	579,754
Flat Glass Group Co. Ltd. - Class H	133,451	108,911
Fluence Energy, Inc. - Class A(a)	6,382	126,874
Goldwind Science & Technology Co. Ltd.	272,533	365,599
Hainan Drinda New Energy Technology Co. Ltd.(a)	28,569	78,034
Nextpower, Inc. - Class A(a)	3,775	449,754
Nordex SE(a)	6,741	356,063
Plug Power, Inc.(a)	47,213	127,947
PowerX, Inc.(a)	3,301	38,184
Sigenergy Technology Co. Ltd.	7,208	330,709
SolarEdge Technologies, Inc.(a)	1,477	86,316
Solv Energy, Inc. - Class A(a)	4,131	140,661
Sunrun, Inc.(a)	7,911	105,849
Vestas Wind Systems A/S	35,113	991,413
		4,117,792
Utilities - 0.3%
American Water Works Co., Inc.	2,606	342,897
Companhia de Saneamento Basico do Estado de Sao Paulo, ADR(b)	46,451	268,487
Essential Utilities, Inc.	3,774	144,582
Severn Trent PLC	3,992	156,620
United Utilities Group PLC	9,039	157,040

The accompanying notes are an integral part of these financial statements.

Veolia Environnement SA	9,821	$409,162
		1,478,788

TOTAL COMMON STOCKS (Cost $94,672,369)		84,859,785

EXCHANGE TRADED FUNDS - 34.6%	Shares	Value
SPDR Gold MiniShares Trust(a)	684,454	54,359,337
Vanguard FTSE Developed Markets ETF	417,575	29,752,219
Vanguard FTSE Emerging Markets ETF(b)	747,690	44,629,616
Vanguard Total Stock Market ETF	200,637	74,243,715
		202,984,887

TOTAL EXCHANGE TRADED FUNDS (Cost $139,039,400)		202,984,887

	Principal
U.S. TREASURY SECURITIES - 35.5%	Amount	Value
U.S. Treasury Inflation Indexed Bonds - 35.5%
United States Treasury Inflation Indexed Bonds
0.75%, 02/15/2045	$26,582,905	19,024,903
1.00%, 02/15/2049	18,257,902	12,928,665
0.13%, 02/15/2052	20,076,307	10,502,587
2.38%, 02/15/2055	13,424,306	12,462,659
1.50%, 02/15/2053	17,916,157	13,735,620
0.75%, 02/15/2042	16,933,962	13,005,861
2.13%, 02/15/2054	15,504,994	13,660,018
1.00%, 02/15/2048	22,396,194	16,068,229
0.88%, 02/15/2047	22,568,549	15,993,108
2.38%, 02/15/2056	5,453,261	5,068,819
1.00%, 02/15/2046	24,469,407	18,104,120
0.63%, 02/15/2043	24,910,787	18,292,417
1.38%, 02/15/2044	27,302,183	22,445,581
0.13%, 02/15/2051	14,874,886	7,946,386
0.25%, 02/15/2050	15,903,939	9,045,633
TOTAL U.S. TREASURY SECURITIES (Cost $301,123,591)		208,284,606

SHORT-TERM INVESTMENTS - 17.7%
Investments Purchased with Collateral from Securities Lending - 4.8%	Shares	Value
First American Government Obligations Fund - Class X, 3.57%(e)	28,191,662	28,191,662

Money Market Funds - 1.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.57%(e)	6,712,599	6,712,599

The accompanying notes are an integral part of these financial statements.

	Principal
U.S. Treasury Bills - 11.8%	Amount	Value
U.S. Treasury Bill, 7/28/2026, 3.55%(f)	$68,860,000	$68,673,134

TOTAL SHORT-TERM INVESTMENTS (Cost $103,579,552)		103,577,395

TOTAL INVESTMENTS - 102.3% (Cost $638,414,912)		$599,706,673
Liabilities in Excess of Other Assets - (2.3)%		(13,681,129)
TOTAL NET ASSETS - 100.0%		$586,025,544

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
PLC	Public Limited Company
PJSC	Public Joint Stock Company

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan as of June 30, 2026. The total market value of these securities was $27,862,194 which represented 4.8% of net assets.

(c)	Does not round to 0.1% or (0.1)%, as applicable.

(d)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2026.

(e)	The rate shown represents the 7-day annualized effective yield as of June 30, 2026.

(f)	The rate shown is the annualized effective yield as of June 30, 2026.

The accompanying notes are an integral part of these financial statements.

RPAR Risk Parity ETF

Schedule of Futures Contracts

June 30, 2026 (Unaudited)

The RPAR Risk Parity ETF had the following futures contracts outstanding with BTIG, LLC as of June 30, 2026:

FUTURES CONTRACTS - 0.4%

				Value /
				Unrealized
	Contracts	Expiration		Appreciation
Description	Purchased	Date	Notional Value	(Depreciation)
U.S. Treasury 10 Year Note	954	09/21/2026	$104,835,657	$300,980
U.S. Treasury Ultra Long Bond	893	09/21/2026	103,727,531	2,109,460
				2,410,440

Net Unrealized Appreciation (Depreciation)				$2,410,440

The accompanying notes are an integral part of these financial statements.

UPAR Ultra Risk Parity ETF

Schedule of Investments

June 30, 2026 (Unaudited)

COMMON STOCKS - 20.4%	Shares	Value
Consumer Discretionary Products - 0.1%
Geberit AG	75	$50,189
Scotts Miracle-Gro Co.	365	24,860
		75,049

Consumer Staple Products - 0.5%
Austevoll Seafood ASA	1,208	9,461
Bakkafrost P/F	383	15,575
Bumitama Agri Ltd.	12,007	15,224
China Youran Dairy Group Ltd.(a)	26,977	9,529
Dekon Food And Agriculture Group - Class H(a)	2,498	13,086
Fuji Oil Co. Ltd.	557	13,565
Leroy Seafood Group ASA	3,562	13,786
Salmar ASA	866	40,537
Schouw & Co. A/S	160	14,243
Suedzucker AG	1,243	14,922
Tate & Lyle PLC	2,922	21,485
Wilmar International Ltd.	4,147	115,452
		296,865

Industrial Products - 2.6%
AGCO Corp.	460	55,062
Alamo Group, Inc.	83	13,653
CNH Industrial NV - Class A	8,180	91,861
Deere & Co.	1,630	1,033,958
First Tractor Co. Ltd.	9,413	8,030
Halma PLC	731	38,168
Husqvarna AB	3,559	13,886
IDEX Corp.	150	34,042
Kubota Corp.	7,098	117,285
Pentair PLC	330	25,298
Toro Co.	625	60,888
Xylem, Inc.	464	54,849
Zurn Elkay Water Solutions Corp.	325	16,422
		1,563,402

Industrial Services - 0.0%(b)
Tetra Tech, Inc.	490	14,156

Materials - 8.8%
Advanced Drainage Systems, Inc.	150	23,544
Anglo American PLC	3,790	185,969
Antofagasta PLC	3,112	157,781
Aurubis AG	147	30,453
BHP Group Ltd., ADR	8,029	668,896

The accompanying notes are an integral part of these financial statements.

Boliden AB	882	$49,832
Cameco Corp.	1,415	144,178
Capstone Copper Corp.(a)	2,302	21,142
CF Industries Holdings, Inc.	966	104,579
China XLX Fertiliser Ltd.	7,897	9,194
CMOC Group Ltd.	79,586	154,056
Corteva, Inc.	4,108	347,907
Ecolab, Inc.	566	157,693
First Quantum Minerals Ltd.(a)	2,484	67,827
Fortescue Ltd.	10,564	140,154
Freeport-McMoRan, Inc.	4,646	292,187
Glencore PLC	39,613	270,136
GMK Norilskiy Nickel PAO, ADR(a)(c)	3,990	–
Hudbay Minerals, Inc.	1,198	28,279
Ivanhoe Mines Ltd. - Class A(a)	4,980	38,998
Jiangxi Copper Co. Ltd.	15,442	60,885
K+S AG	1,097	16,568
KWS Saat SE & Co. KGaA	210	16,182
Lundin Mining Corp.	2,954	71,958
Lynas Rare Earths Ltd.(a)	3,361	42,281
Mineral Resources Ltd.	635	27,306
Mitsui Mining & Smelting Co. Ltd.	189	49,481
MMG Ltd.(a)	40,413	35,764
Mosaic Co.	2,067	43,800
MP Materials Corp.(a)	573	32,094
NAC Kazatomprom JSC, GDR	824	56,609
NexGen Energy Ltd.(a)	2,119	19,894
Nutrien Ltd.	2,937	184,966
PhosAgro PJSC, GDR(a)(c)	1,126	–
Pilbara Minerals Ltd.(a)	8,590	29,875
Rio Tinto PLC, ADR	5,729	543,854
Sociedad Quimica y Minera de Chile SA - Class Series B, ADR	1,947	144,156
South32 Ltd.	15,499	41,877
Southern Copper Corp.	2,629	458,206
Sumitomo Metal Mining Co. Ltd.	943	43,337
Teck Resources Ltd.	1,713	101,989
Vale SA, ADR	14,437	217,133
Yara International ASA	1,571	69,124
		5,200,144

Oil & Gas - 7.0%
Aker BP ASA	1,097	33,612
BP PLC, ADR	4,577	169,120
Canadian Natural Resources Ltd.	3,576	141,452
Cenovus Energy, Inc.	3,282	81,405
Chevron Corp.	3,356	556,291
ConocoPhillips	2,067	214,885
Devon Energy Corp.	1,996	82,475
Diamondback Energy, Inc.	470	82,617
Ecopetrol SA, ADR	3,082	43,888
Eni SpA, ADR	2,586	121,180

The accompanying notes are an integral part of these financial statements.

EOG Resources, Inc.	899	$116,627
EQT Corp.	1,061	56,413
Equinor ASA, ADR	4,384	137,658
Expand Energy Corp.	414	37,753
Exxon Mobil Corp.	7,035	961,825
Galp Energia SGPS SA	1,273	27,136
Gazprom PJSC, ADR(a)(c)	11,925	–
Imperial Oil Ltd.	859	96,426
Inpex Corp.	2,158	43,353
LUKOIL PJSC, ADR(a)(c)	818	–
Novatek PJSC, GDR(a)(c)	329	–
Occidental Petroleum Corp.	1,646	79,946
OMV AG	554	34,931
Ovintiv, Inc.	480	25,272
Permian Resources Corp. - Class A	1,439	26,492
Repsol SA	1,888	47,510
Rosneft Oil Co. PJSC, GDR(a)(c)	10,479	–
Santos Ltd., ADR	5,458	27,345
Shell PLC, ADR	4,709	365,136
Suncor Energy, Inc.	2,047	110,087
TotalEnergies SE, ADR	3,920	304,819
Tourmaline Oil Corp.	662	27,670
Woodside Energy Group Ltd.	3,201	62,560
YPF SA - Class D, ADR(a)	584	26,554
		4,142,438

Renewable Energy - 1.0%
Enphase Energy, Inc.(a)	473	23,291
First Solar, Inc.(a)	357	84,238
Flat Glass Group Co. Ltd. - Class H	19,330	15,775
Fluence Energy, Inc. - Class A(a)	930	18,488
Goldwind Science & Technology Co. Ltd.	35,618	47,781
Hainan Drinda New Energy Technology Co. Ltd.(a)	4,143	11,316
Nextpower, Inc. - Class A(a)	549	65,408
Nordex SE(a)	988	52,187
Plug Power, Inc.(a)	6,851	18,566
PowerX, Inc.(a)	475	5,495
Sigenergy Technology Co. Ltd.	1,033	47,395
SolarEdge Technologies, Inc.(a)	217	12,681
Solv Energy, Inc. - Class A(a)	600	20,430
Sunrun, Inc.(a)	1,161	15,534
Vestas Wind Systems A/S	4,520	127,622
		566,207

Utilities - 0.4%
American Water Works Co., Inc.	388	51,053
Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	6,725	38,870
Essential Utilities, Inc.	560	21,454
Severn Trent PLC	591	23,187
United Utilities Group PLC	1,321	22,951

The accompanying notes are an integral part of these financial statements.

Veolia Environnement SA	1,435	$59,785
		217,300

TOTAL COMMON STOCKS (Cost $10,295,321)		12,075,561

EXCHANGE TRADED FUNDS - 24.1%	Shares	Value
SPDR Gold MiniShares Trust(a)	96,736	7,682,773
Vanguard Extended Market ETF	8,556	2,106,573
Vanguard FTSE Developed Markets ETF	20,935	1,491,619
Vanguard FTSE Emerging Markets ETF	50,432	3,010,286
		14,291,251

TOTAL EXCHANGE TRADED FUNDS (Cost $8,569,387)		14,291,251

	Principal
U.S. TREASURY SECURITIES - 49.9%	Amount	Value
U.S. Treasury Inflation Indexed Bonds - 49.9%
United States Treasury Inflation Indexed Bonds
2.38%, 02/15/2056	$784,028	728,756
0.88%, 02/15/2047	3,214,421	2,277,886
1.38%, 02/15/2044	3,856,628	3,170,599
1.00%, 02/15/2046	3,634,571	2,689,102
1.50%, 02/15/2053	2,538,645	1,946,280
2.13%, 02/15/2054	2,191,902	1,931,082
0.13%, 02/15/2052	2,883,083	1,508,237
0.13%, 02/15/2051	2,037,638	1,088,537
0.25%, 02/15/2050	2,278,468	1,295,917
0.75%, 02/15/2045	3,613,307	2,585,978
0.63%, 02/15/2043	3,499,504	2,569,745
1.00%, 02/15/2048	3,154,698	2,263,349
2.38%, 02/15/2055	1,897,555	1,761,624
0.75%, 02/15/2042	2,391,977	1,837,120
1.00%, 02/15/2049	2,607,137	1,846,149
TOTAL U.S. TREASURY SECURITIES (Cost $32,077,152)		29,500,361

TOTAL INVESTMENTS - 94.4% (Cost $50,941,860)		$55,867,173
Other Assets in Excess of Liabilities - 5.6%		3,302,064
TOTAL NET ASSETS - 100.0%		$59,169,237

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
PLC	Public Limited Company
PJSC	Public Joint Stock Company

(a)	Non-income producing security.

(b)	Does not round to 0.1% or (0.1)%, as applicable.

(c)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2026.

The accompanying notes are an integral part of these financial statements.

UPAR Ultra Risk Parity ETF

Schedule of Futures Contracts

June 30, 2026 (Unaudited)

The UPAR Ultra Risk Parity ETF had the following futures contracts outstanding with BTIG, LLC as of June 30, 2026:

FUTURES CONTRACTS - 0.4%

				Value /
				Unrealized
	Contracts	Expiration		Appreciation
Description	Purchased	Date	Notional Value	(Depreciation)
Micro E-Mini S&P 500 Index	228	09/18/2026	$8,605,005	$(94,073)
MSCI EAFE Index	18	09/18/2026	2,830,770	(22,504)
MSCI Emerging Markets Index	39	09/18/2026	3,426,735	(24,579)
U.S. Treasury 10 Year Note	143	09/21/2026	15,714,360	45,115
U.S. Treasury Ultra Long Bond	137	09/21/2026	15,913,406	323,624
				227,583
Net Unrealized Appreciation (Depreciation)				$227,583

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

June 30, 2026 (Unaudited)

	RPAR Risk Parity ETF	UPAR Ultra Risk Parity ETF
ASSETS:
Investments, at value (cost $638,414,912 and $50,941,860) (Note 2)	$ 599,706,673	$ 55,867,173
Due from broker	7,359,880	2,537,266
Receivable for investments sold	4,753,164	1,089,711
Unrealized appreciation on futures contracts	2,410,440	368,739
Interest receivable	1,117,417	153,969
Dividends receivable	112,107	16,015
Dividend tax reclaim receivable	42,289	3,700
Security lending income receivable (Note 5)	12,105	–
Total assets	615,514,075	60,036,573

LIABILITIES:
Payable upon return of securities on loan (value included in investments
$27,862,194 and $–) (Note 5)	28,191,662	–
Payable to custodian	954,290	678,141
Payable to adviser (Note 4)	246,694	33,407
Payable to custodian foreign currency, at value	95,885	14,632
Unrealized depreciation on futures contracts	–	141,156
Total liabilities	29,488,531	867,336

NET ASSETS	$ 586,025,544	$ 59,169,237

NET ASSETS CONSISTS OF:
Paid-in capital	$ 901,426,229	$ 62,507,227
Total distributable earnings/(accumulated losses)	(315,400,685)	(3,337,990)
Total Net Assets	$ 586,025,544	$ 59,169,237

Net assets	$ 586,025,544	$ 59,169,237
Shares issued and outstanding(a)	26,250,000	3,650,000
Net asset value per share	$ 22.32	$ 16.21

(a) Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Period Ended June 30, 2026 (Unaudited)

	RPAR Risk Parity ETF	UPAR Ultra Risk Parity ETF
INVESTMENT INCOME:
Interest income	$ 8,283,861	$ 1,390,248
Dividend income	1,960,412	227,180
Securities lending income (Note 5)	39,564	–
Less: Issuance fees	(8,080)	(896)
Less: Dividend withholding taxes	(70,089)	(12,419)
Total investment income	10,205,668	1,604,113

EXPENSES:
Investment advisory fee (Note 4)	1,476,817	217,076
Interest expense (Note 9)	–	121
Other expenses and fees	150	810
Total expenses	1,476,967	217,886
Expense reimbursement by Adviser (Note 4)	(38,960)	(4,480)
Net expenses	1,438,007	213,406
NET INVESTMENT INCOME (LOSS)	8,767,661	1,390,707

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	5,299,564	78,224
In-kind redemptions	438,182	1,485,763
Futures contracts	(9,111,024)	639,716
Foreign currency transactions	(19,136)	(3,075)
Net realized gain (loss)	(3,392,414)	2,200,628
Net change in unrealized appreciation (depreciation) on:
Investments	17,001,728	136,728
Foreign currency translations	603	183
Futures contracts	5,494,170	622,947
Net change in unrealized appreciation (depreciation)	22,496,501	759,858
Net realized and unrealized gain (loss)	19,104,087	2,960,486
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 27,871,748	$ 4,351,193

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	RPAR Risk Parity ETF		UPAR Ultra Risk Parity ETF
	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$8,767,661	$13,957,826	$1,390,707	$2,070,412
Net realized gain (loss)	(3,392,414)	(1,431,583)	2,200,628	1,840,743
Net change in unrealized appreciation (depreciation)	22,496,501	76,505,947	759,858	8,748,380
Net increase (decrease) in net assets resulting from operations	27,871,748	89,032,190	4,351,193	12,659,535

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(8,052,975)	(14,236,569)	(1,317,947)	(2,114,584)
Total distributions to shareholders	(8,052,975)	(14,236,569)	(1,317,947)	(2,114,584)

CAPITAL TRANSACTIONS:
Subscriptions	10,320,668	46,970,760	873,254	9,379,063
Redemptions	(6,822,928)	(88,381,171)	(8,362,350)	(19,955,498)
ETF transaction fees (Note 10)	–	–	343	–
Net increase (decrease) in net assets from capital transactions	3,497,740	(41,410,412)	(7,488,753)	(10,576,435)

NET INCREASE (DECREASE) IN NET ASSETS	23,316,513	33,385,209	(4,455,507)	(31,484)

NET ASSETS:
Beginning of the period	562,709,031	529,323,822	63,624,744	63,656,228
End of the period	$586,025,544	$562,709,031	$59,169,237	$63,624,744

SHARE TRANSACTIONS

Subscriptions	450,000	2,325,000	50,000	650,000
Redemptions	(300,000)	(4,500,000)	(500,000)	(1,475,000)
Total increase (decrease) in shares outstanding	150,000	(2,175,000)	(450,000)	(825,000)

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	RPAR Risk Parity ETF
	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended
	June 30, 2026	December 31,	December 31,	December 31,	December 31,	December 31,	November 30,
	(Unaudited)	2025	2024	2023	2022	2021 (a)	2021
PER SHARE DATA:

Net asset value, beginning of period	$ 21.56	$ 18.72	$ 19.20	$ 18.65	$ 25.10	$ 25.10	$ 23.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)(c)	0.33	0.53	0.46	0.54	0.77	0.10	0.48
Net realized and unrealized gain (loss)(d)	0.74	2.86	(0.47)	0.61	(6.47)	0.22	1.88
Total from investment operations	1.07	3.39	(0.01)	1.15	(5.70)	0.32	2.36

LESS DISTRIBUTIONS FROM:
Net investment income	(0.31)	(0.55)	(0.47)	(0.60)	(0.75)	(0.32)	(0.26)
Total distributions	(0.31)	(0.55)	(0.47)	(0.60)	(0.75)	(0.32)	(0.26)

Net asset value, end of period	$ 22.32	$ 21.56	$ 18.72	$ 19.20	$ 18.65	$ 25.10	$ 25.10
TOTAL RETURN(e)	4.97%	18.28%	(0.11)%	6.32%	(22.81)%	1.29%	10.32%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$ 586,026	$ 562,709	$ 529,324	$ 639,344	$ 948,172	$ 1,634,169	$ 1,549,276

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	RPAR Risk Parity ETF
	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Period Ended December 31, 2021(a)	Year Ended November 30, 2021
Ratio of expenses to average net assets:
Before Investment Advisory Fees waived(f)(g)	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
After Investment Advisory Fees waived(f)(g)	0.49%	0.48%	0.48%	0.48%	0.48%	0.47%	0.47%
Ratio of interest expense on futures contracts to average net assets(f)	–%	0.00% (h)	0.00% (h)	0.00% (h)	0.01%	0.00% (h)	0.00% (h)
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on futures contracts(f)(g)	0.49%	0.48%	0.48%	0.48%	0.48%	0.47%	0.47%
Ratio of net investment income to average net assets:
Before Investment Advisory Fees waived(f)(g)	2.96%	2.60%	2.34%	2.83%	3.65%	4.69%	1.96%
After Investment Advisory Fees waived(f)(g)	2.97%	2.62%	2.36%	2.85%	3.67%	4.72%	1.99%
Portfolio turnover rate(e)(i)	11%	17%	9%	14%	28%	1%	16%

(a)	The Fund changed its fiscal year from November 30 to December 31. The information presented is from December 1, 2021 to December 31, 2021.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange-traded funds in which the Fund invests. The ratio does not include net investment income of the exchange-traded funds in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	These ratios exclude the impact of expenses of the underlying exchange-traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange-traded funds in which the Fund invests.

(h)	Amount represents less than 0.005%.

(i)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	UPAR Ultra Risk Parity ETF
	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Period Ended December 31, 2022(a)
PER SHARE DATA:

Net asset value, beginning of period	$ 15.52	$ 12.93	$ 13.72	$ 13.26	$ 20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)(c)	0.34	0.49	0.41	0.43	0.70
Net realized and unrealized gain (loss)(d)	0.71	2.61	(0.77)	0.45	(6.81)
Total from investment operations	1.05	3.10	(0.36)	0.88	(6.11)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.36)	(0.51)	(0.43)	(0.42)	(0.59)
Return of capital	–	–	–	–	(0.04)
Total distributions	(0.36)	(0.51)	(0.43)	(0.42)	(0.63)

CAPITAL TRANSACTIONS:
ETF transaction fees per share	0.00(e)	–	–	–	–
Net asset value, end of period	$ 16.21	$ 15.52	$ 12.93	$ 13.72	$ 13.26
TOTAL RETURN(f)	6.77%	24.38%	(2.78)%	6.74%	(30.62)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$ 59,169	$ 63,625	$ 63,656	$ 96,038	$ 117,694
Ratio of expenses to average net assets:
Before Investment Advisory Fees waived(g)(h)	0.65%	0.66%	0.65%	0.65%	0.65%
After Investment Advisory Fees waived(g)(h)	0.64%	0.64%	0.63%	0.63%	0.63%
Ratio of interest expense on futures contracts to average net assets(g)(h)	–%	0.01%	0.00%(e)	0.00%(e)	0.00%(e)

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	UPAR Ultra Risk Parity ETF
	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Period Ended December 31, 2022(a)
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on futures contracts(g)(h)	0.64%	0.63%	0.63%	0.63%	0.62%
Ratio of net investment income to average net assets:
Before Investment Advisory Fees waived(g)(h)	4.15%	3.43%	2.94%	3.23%	4.81%
After Investment Advisory Fees waived(g)(h)	4.16%	3.45%	2.96%	3.25%	4.84%
Portfolio turnover rate(f)(i)	14%	24%	12%	36%	39%

(a)	Inception date of the Fund was January 3, 2022.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange-traded funds in which the Fund invests. The ratio does not include net investment income of the exchange-traded funds in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Amount represents less than $0.005 per share.

(f)	Not annualized for periods less than one year.

(g)	Annualized for periods less than one year.

(h)	These ratios exclude the impact of expenses of the underlying exchange-traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange-traded funds in which the Fund invests.

(i)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

June 30, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

The RPAR Risk Parity ETF (the “RPAR ETF”) and UPAR Ultra Risk Parity ETF (the “UPAR ETF”) (each, a “Fund,” and collectively, the “Funds”) are each a diversified series of shares of beneficial interest of Tidal Trust I (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.” The RPAR Risk Parity ETF commenced operations on December 12, 2019 and the UPAR Ultra Risk Parity ETF commenced operations on January 3, 2022.

The investment objective of each Fund is to seek to generate positive returns during periods of economic growth, preserve capital during periods of economic contraction, and preserve real rates of return during periods of heightened inflation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on a securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

Debt securities are valued by using an evaluated mean of the bid and ask prices provided by independent pricing agents. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Notes to Financial Statements

June 30, 2026 (Unaudited)

Futures contracts are priced by an approved independent pricing service. Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Notes to Financial Statements

June 30, 2026 (Unaudited)

The following is a summary of the inputs used to value each Fund's investments as of June 30, 2026:

RPAR Risk Parity ETF

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Common Stocks	$84,859,785	$–	$–	(a)	$84,859,785
Exchange Traded Funds	202,984,887	–	–		202,984,887
U.S. Treasury Securities	–	208,284,606	–		208,284,606
U.S. Treasury Bills	–	68,673,134	–		68,673,134
Investments Purchased with Collateral from
Securities Lending(b)	–	–	–		28,191,662
Money Market Funds	6,712,599	–	–		6,712,599
Total Investments	$294,557,271	$276,957,740	$–	(a)	$599,706,673
Liabilities:
Other Financial Instruments:(c)
Futures Contracts	2,410,440	–	–		2,410,440
Total Other Financial Instruments	$2,410,440	$–	$–		$2,410,440

UPAR Ultra Risk Parity ETF

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Common Stocks	$12,075,561	$–	$–	(a)	$12,075,561
Exchange Traded Funds	14,291,251	–	–		14,291,251
U.S. Treasury Securities	–	29,500,361	–		29,500,361
Total Investments	$26,366,812	$29,500,361	$–	(a)	$55,867,173
Assets:
Other Financial Instruments:(c)
Futures Contracts	368,739	–	–		368,739
Total Other Financial Instruments	$368,739	$–	$–		$368,739
Liabilities:
Other Financial Instruments:(c)
Futures Contracts	(141,156)	–	–		(141,156)
Total Other Financial Instruments	$(141,156)	$–	$–		$(141,156)

(a)	The securities are classified as Level 3 securities due to a halt in trading of Russian securities as a result of the ongoing Ukrainian/Russian conflict and the Russian markets being currently uninvestable.
(b)	Certain investments that are measured at fair value using the net asset value per shares (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $28,191,662 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

(c)	The fair value of the Fund's other financial instruments represents the net unrealized appreciation (depreciation) as of June 30, 2026.

RPAR Risk Parity ETF and UPAR Ultra Risk Parity ETF held common stocks with $0 market values at the beginning and ending of the period with no activity during the year. As of the period ended June 30, 2026, these investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

Refer to the Schedules of Investments for further disaggregation of investment categories.

Notes to Financial Statements

June 30, 2026 (Unaudited)

The Funds have provided additional disclosures below regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and why the Funds use futures contracts (a type of derivative), how they are accounted for and how they affect an entity’s results of operations and financial position. The Funds may use derivatives for risk management purposes or as part of their investment strategies. Derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index. A Fund may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

The average notional amount for futures contracts is based on the monthly notional amounts. The notional amount for futures contracts represents the U.S. dollar value of the contract as of the day of opening the transaction or latest contract reset date. The Funds’ average notional value of futures contracts outstanding during the period ended June 30, 2026, and each Fund’s monthly average notional amount are described below:

	Average	Average Notional
	Contracts	Amount
RPAR Risk Parity ETF	1,781	$203,122,627
Futures Contracts
UPAR Ultra Risk Parity ETF	623	48,815,430
Futures Contracts

Statements of Assets and Liabilities

Fair value of derivative instruments as of June 30, 2026:

		Asset Derivatives as of June 30, 2026		Liability Derivatives as of June 30, 2026
		Balance Sheet		Balance Sheet
Fund	Instrument	Location	Fair Value	Location	Fair Value
RPAR Risk Parity ETF	Futures	Unrealized appreciation on futures contracts	$2,410,440	—	$-

UPAR Ultra Risk Parity ETF	Futures	Unrealized appreciation on futures contracts	$368,739	Unrealized depreciation on futures contracts	$141,156

Notes to Financial Statements

June 30, 2026 (Unaudited)

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the period ended June 30, 2026:

Fund	Instrument	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
RPAR Risk Parity ETF	Futures	Net realized gain (loss) from Futures Contracts; Net change in unrealized appreciation (depreciation) on Futures Contracts	$(9,111,024)	$5,494,170

UPAR Ultra Risk Parity ETF	Futures	Net realized gain (loss) from Futures Contracts; Net change in unrealized appreciation (depreciation) on Futures Contracts	$639,716	$622,947

Offsetting Agreements. The Funds are subject to various netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty. The following tables represent derivative financial statements that are subject to enforceable netting agreements, collateral arrangements, or other similar agreements as of June 30, 2026.

RPAR Risk Parity ETF	Counterparty	Gross Amounts	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged (Received)	Net Amount
Assets
Interest Rate Contracts - Futures	BITG, LLC	$2,410,440	$2,410,440	$—	$—	$—	$2,410,440
Liabilities
Interest Rate Contracts - Futures	BITG, LLC	$—	$—	$—	$—	$—	$—

UPAR Ultra Risk Parity ETF	Counterparty	Gross Amounts	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged (Received)	Net Amount
Assets
Interest Rate Contracts - Futures	BITG, LLC	$368,739	$368,739	$—	$—	$—	$368,739
Liabilities
Equity Contracts - Futures	BITG, LLC	$141,156	$141,156	$—	$—	$—	$141,156

Notes to Financial Statements

June 30, 2026 (Unaudited)

Federal Income Taxes - Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year, at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds' fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of June 30, 2026, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country’s tax rules and rates.

Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Notes to Financial Statements

June 30, 2026 (Unaudited)

Futures Contracts - The Funds may purchase futures contracts to gain long exposure to long-term U.S. Treasury bonds, commodities, foreign Government bonds, foreign stock indexes, and U.S. stock indexes. The purchase of futures contracts may be more efficient or cost-effective than buying the underlying securities or assets. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate, or index) at a specific price on the contract maturity date. Upon entering into a futures contract, the Funds are required to pledge to the counterparty an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange or the broker. Thereafter, a “variation margin” amount may be required to be paid by the Funds or received by the Funds in accordance with margin controls set for such accounts, depending upon changes in the marked-to market value of the futures contract. The account is marked-to market daily and the variation margin is monitored by the Adviser and Custodian (defined below) on a daily basis. When the contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds will cover their current obligations under futures contracts by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. The Funds’ use of futures contracts may involve risks that are different from, or possibly greater than, the risk associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of the futures contracts may not correlate perfectly, or at all, with the value of the assets, reference rates, or indices that they are designed to track. Other risks include: an illiquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); and the risk that a counterparty will not perform its obligations. The Funds had futures contracts activity during the period ended June 30, 2026. Realized and unrealized gains and losses are included in the Statements of Operations. The futures contracts held by the Funds are exchange-traded with BTIG, LLC acting as the futures commission merchant.

Deposits at Broker for Futures - Deposits at broker for futures represents amounts that are held by third parties under certain of the Fund’s derivative transactions. Such cash is excluded from cash and equivalents in the Statements of Assets and Liabilities. Cash and cash equivalents and deposits at broker are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporation ("SIPC") or Federal Deposit Insurance Corporation ("FDIC") limitations.

Derivatives Transactions - Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Funds have implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the Funds are declared and paid quarterly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Notes to Financial Statements

June 30, 2026 (Unaudited)

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Agriculture Risk. Companies in the agriculture industry are subject to risks such as adverse weather conditions, embargoes, tariffs, and adverse international economic, political and regulatory developments.

Borrowing Risk (UPAR ETF Only). The Fund’s use of reverse repurchase agreements is considered a form of borrowing money. Borrowing money to finance purchases of securities that exceed the Fund’s net assets creates leverage risk, which may magnify changes to the Fund’s net asset value and its returns. The Fund bears the added price volatility risk of the securities purchased. Borrowing money will cost the Fund interest expense and other fees, which may reduce its returns.

Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls and/or sanctions may also impact the ability of the Funds to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares of the Funds, and cause the Funds to decline in value.

Notes to Financial Statements

June 30, 2026 (Unaudited)

Commodities Risk. The Funds’ exposure to investments in physical commodities subjects the Funds to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate rapidly based on a variety of factors, including overall market movements; economic events and policies; changes in interest rates or inflation rates; changes in monetary and exchange control programs; war; acts of terrorism; natural disasters; and technological developments. Variables such as disease, drought, floods, weather, trade, embargoes, tariffs, and other political events, in particular, may have a larger impact on commodity prices than on traditional securities. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers, political, economic, and supply-related events in such countries could have a disproportionate impact on the prices of such commodities. These factors may affect the value of the Funds in varying ways, and different factors may cause the value and the volatility of the Funds to move in inconsistent directions at inconsistent rates. The current or “spot” prices of physical commodities may also affect, in a volatile and inconsistent manner, the prices of futures contracts in respect of the relevant commodity.

Credit Risk. An issuer or guarantor of debt instruments, such as the U.S. Government or its agencies or instrumentalities with respect to U.S. government obligations, may be unable or unwilling to make its timely interest and/or principal payments or to otherwise honor its obligations. Please see “Government Obligations Risks,” below, for risks specific to investing in securities issued by the U.S. government or its agencies or instrumentalities. Debt instruments such as U.S. Treasuries and TIPS are subject to varying degrees of credit risk, which may be reflected in their credit ratings. The Funds’ portfolio holdings may have their credit ratings downgraded or may default (i.e., fail to make scheduled interest or principal payments), potentially reducing the Funds’ income level or Share price.

Currency Exchange Rate Risk. The Funds invest, directly or indirectly, in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Funds’ investments and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Funds may change quickly and without warning, and you may lose money.

Depositary Receipt Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities and certain additional risks. Depositary receipts listed on U.S. or foreign exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Funds invest in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Funds are exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.

Derivatives Risk. The Funds’ derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Funds may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. Certain of the Funds’ transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Funds realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than they would if they did not engage in such transactions, which may adversely impact the Funds’ after-tax returns.

Emerging Markets Risk. The Funds may invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Funds to buy, sell, or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Funds to decline in value.

Notes to Financial Statements

June 30, 2026 (Unaudited)

Energy Producers Industry Risk. Companies in the energy producing industry are subject to risks associated with companies owning and/or operating pipelines, gathering and processing assets, power infrastructure, propane assets, as well as capital markets, terrorism, natural disasters, climate change, operating, regulatory, environmental, supply and demand, and price volatility risks. The volatility of energy commodity prices can significantly affect energy companies due to the impact of prices on the volume of commodities developed, produced, gathered, and processed. Historically, energy commodity prices have been cyclical and exhibited significant volatility, which may adversely impact the value, operations, cash flows, and financial performance of energy companies.

Equity Market Risk. The Funds will invest in common stocks directly or indirectly through ETFs. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Funds’ portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

ETF Risks.

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Cash Redemption Risk. The Funds’ investment strategy may require them to redeem Shares for cash or to otherwise include cash as part of their redemption proceeds. For example, the Funds may not be able to redeem in-kind certain securities held by the Funds (e.g., derivative instruments). In such a case, the Funds may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Funds to recognize a capital gain that they might not have recognized if they had made a redemption in-kind. As a result, the Funds may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Funds’ NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Funds may trade on foreign exchanges that are closed when the Funds’ primary listing exchange is open, the Funds are likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

Notes to Financial Statements

June 30, 2026 (Unaudited)

●	Trading. Although Shares are listed on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Funds’ underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Funds’ underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid-ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Exchange-Traded Vehicles Risk. The Funds may invest in ETFs, ETNs and exchange-listed trusts. Please see “ETF Risks,” below, for risks specific to investing in ETFs. The risks of owning interests of an ETV generally reflect the same risks as owning the underlying securities or other instruments that the ETV is designed to track and which are disclosed elsewhere in this Prospectus. The shares of certain ETVs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the NAV of an ETV’s shares). For example, the value of an ETV may drop due to a downgrade in the issuer’s credit rating. By investing in an ETV, the Funds indirectly bear the proportionate share of any fees and expenses of the ETV in addition to the Funds’ direct fees and expenses. Additionally, trading in an ETV may be halted by the exchange on which it trades.

●	Exchange-Listed Trust Risk. Exchange-listed trusts are not registered as investment companies under the 1940 Act. Consequently, an investment in an exchange-listed trust will not have the regulatory protections provided to investors in registered investment companies. Some exchange-listed trusts may qualify as “emerging growth companies” and therefore may be subject to reduced public reporting requirements. Under certain circumstances, the exchange on which an exchange-listed trust trades may halt trading in the exchange-listed trust.

●	ETN Risk. The value of ETNs may be influenced by time to maturity, level of supply and demand for the ETNs, volatility and lack of liquidity in the underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by the Funds are unsecured debt of the issuer.

Foreign Securities Risk. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Funds will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

Futures Contracts Risk. A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. A decision as to whether, when, and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the risks associated with all derivatives, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Funds’ initial investment in such contracts.

Notes to Financial Statements

June 30, 2026 (Unaudited)

Gold Risk. The prices of precious metals, such as gold, rise and fall in response to many factors, including: economic cycles; changes in inflation or expectations about inflation in various countries; interest rates; currency fluctuations; metal sales by governments, central banks, or international agencies; investment speculation; resource availability; fluctuations in industrial and commercial supply and demand; government regulation of the metals and materials industries; and government prohibitions or restrictions on the private ownership of certain precious and rare metals.

Government Obligations Risk. The Funds may invest in securities issued by the U.S. government or its agencies or instrumentalities, such as U.S. Treasury securities. There can be no guarantee that the United States will be able to meet its payment obligations with respect to such securities. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government or other countries may decline or be negative for short or long periods of time.

Illiquid Investments Risk. The Funds may, at times, hold illiquid investments, by virtue of the absence of a readily available market for certain of their investments, or because of legal or contractual restrictions on sales. The Funds could lose money if they are unable to dispose of an investment at a time or price that is most beneficial to the Funds.

Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.

Leverage Risk. Using derivatives such as futures to increase the Funds’ combined long and short exposure creates leverage, which can magnify the Funds’ potential for loss and, therefore, amplify the effects of market volatility on the Funds’ Share price.

Management Risk. The Funds are actively-managed and may not meet their investment objectives based on the Adviser’s success or failure to implement investment strategies for the Funds.

Market Capitalization Risk.

●	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

●	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

Notes to Financial Statements

June 30, 2026 (Unaudited)

●	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Funds. The Funds’ NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Maturity Risk. Debt securities with a longer maturity, including U.S. Treasuries and TIPS, may fluctuate in value more than ones with a shorter maturity.

Mining and Metal Industry Risk. Mining and metal companies can be significantly affected by international political and economic developments, energy conservation, the success of exploration projects, commodity prices, taxes and government regulations. Investments in mining and metal industry companies may be speculative and subject to greater price volatility than investments in other types of companies. Increased environmental or labor costs may depress the value of mining and metal investments. In addition, changes in international monetary policies or economic and political conditions can affect the supply of gold and precious metals, and consequently the value of mining and metal company investments. Further, the principal supplies of metal industries may be concentrated in a small number of countries and regions.

Other Investment Companies Risk. The Funds may suffer losses due to the investment practices of the underlying funds as the Funds will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. By investing in another investment company, the Funds become a shareholder of that investment company and bear its proportionate share of the fees and expenses of the other investment company. The Funds will incur higher and duplicative expenses when they invest in ETFs and other investment companies. ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in ETFs are also subject to the “ETF Risks” described above.

Real Estate Investment Trust (REIT) Investment Risk. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. REITs may be affected by changes in the value of their underlying properties or mortgages or by defaults by their borrowers or tenants. Furthermore, these entities depend upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. In addition, the performance of a REIT may be affected by changes in the tax laws or by its failure to qualify for tax-free pass-through of income.

Reverse Repurchase Agreement Risk (UPAR ETF Only). A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if they are unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities.

Notes to Financial Statements

June 30, 2026 (Unaudited)

Tax Risk. To qualify for the favorable U.S. federal income tax treatment accorded to RICs, the Funds must derive at least 90% of their gross income in each taxable year from certain categories of income (“qualifying income”) and must satisfy certain asset diversification requirements. Certain of the Funds’ investments may generate income that is not qualifying income. If the Funds were to fail to meet the qualifying income test or the asset diversification requirements and fail to qualify as a RIC, they would be taxed in the same manner as ordinary corporations, and distributions to their shareholders would not be deductible by the Funds in computing their taxable income.

U.S. Treasury Inflation-Protected Securities (“TIPS”) Risk. Interest payments on TIPS are unpredictable and will fluctuate as the principal and corresponding interest payments are adjusted for inflation. There can be no assurance that the CPI will accurately measure the real rate of inflation in the prices of goods and services. Any increases in the principal amount of TIPS will be considered taxable ordinary income, even though the Funds or applicable underlying ETFs will not receive the principal until maturity. As a result, the Funds may make income distributions to shareholders that exceed the cash it receives. In addition, TIPS are subject to credit risk, interest rate risk, and maturity risk.

Water Industry Risk. The water industry can be significantly affected by economic trends or other conditions or developments, such as the availability of water, the level of rainfall and occurrence of other climatic events, changes in water consumption, new technologies relating to the supply of water, and water conservation. The industry can also be significantly affected by environmental considerations, taxation, government regulation (including the increased cost of compliance), inflation, increases in interest rates, price and supply fluctuations, increases in the cost of raw materials and other operating costs, technological advances, and competition from new market entrants.

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee
RPAR Risk Parity ETF	0.50%
UPAR Ultra Risk Parity ETF	0.65%

The Adviser contractually agreed to reduce its Investment Advisory Fee for the RPAR Risk Parity ETF to 0.48% and for the UPAR Ultra Risk Parity ETF to 0.63% through April 30, 2026 (the “Fee Waiver Agreements”). The Fee Waiver Agreements were in effect through April 30, 2026 and were not extended. Effective May 1, 2026, each Fund is subject to the full investment advisory fee noted in the table above. Any Investment Advisory Fees waived pursuant to the Fee Waiver Agreements are not subject to recoupment by the Adviser.

Notes to Financial Statements

June 30, 2026 (Unaudited)

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the period ended June 30, 2026 are disclosed in the Statements of Operations.

The Adviser and MAI Capital Management, LLC (“MAI”) are parties to an agreement whereby MAI has assumed the obligation of the Adviser to pay all expenses of each Fund, except Excluded Expenses (such expenses of the Funds, except Excluded Expenses, the “Unitary Expenses”). Although MAI is responsible for the Unitary Expenses, the Adviser retains the ultimate obligation to each Fund to pay such expenses. MAI, through its wholly owned indirect subsidiaries, Evoke Wealth, LLC d/b/a Evoke Advisors (“Evoke”) and RPAR, LLC, also provides marketing support for the Funds, including hosting the Funds’ website and preparing marketing materials related to the Funds. For these services and payments, MAI receives all of the profits, if any, generated by a Fund’s unitary management fee, less a contractual fee retained by the Adviser. None of MAI, Evoke or RPAR, LLC make investment decisions, provide investment advice, participate in the active management of the Funds, or otherwise act in the capacity of an investment adviser to the Funds.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds' administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds' fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds' custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds' principal underwriter in a continuous public offering of each Fund’s Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

NOTE 5 - SECURITIES LENDING

The RPAR Risk Parity ETF may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the Fund. The Fund receives compensation in the form of net fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

Notes to Financial Statements

June 30, 2026 (Unaudited)

As of June 30, 2026, the market value of the securities on loan and payable on collateral received for securities lending were as follows:

RPAR Risk Parity ETF

Market Value of Securities on Loan	Payable on Collateral Received	Percentage of Net Assets of Securities on Loan
$27,862,194	$28,191,662	4.8%

During the period ended June 30, 2026, the RPAR Risk Parity ETF loaned securities that were collateralized by cash. The cash collateral received was invested in the First American Government Obligations Fund – Class X as listed in the Fund’s Schedule of Investments. The First American Government Obligations Fund – Class X investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Fund bears the risk of loss associated with the investment of cash collateral received. Securities lending income is disclosed in the Fund’s Statement of Operations.

The RPAR Risk Parity ETF is not subject to a master netting agreement with respect to the Fund’s participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.

The UPAR Ultra Risk Parity ETF does not engage in securities lending.

NOTE 6 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), each Fund has evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund's investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker ("CODM"). The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate their reporting requirements in accordance with applicable accounting standards.

Notes to Financial Statements

June 30, 2026 (Unaudited)

NOTE 7 - PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were:

Fund	Purchases	Sales
RPAR ETF	$16,529,000	$47,228,308
UPAR ETF	2,159,561	5,384,098

For the period ended June 30, 2026, the purchases and sales of long-term U.S. government securities for the Funds were:

Fund	Purchases	Sales
RPAR ETF	$38,703,119	$23,658,256
UPAR ETF	6,608,419	7,705,508

For the period ended June 30, 2026, in-kind transactions associated with creations and redemptions for the Funds were:

Fund	Purchases	Sales
RPAR ETF	$5,373,664	$3,432,919
UPAR ETF	405,227	3,776,803

NOTE 8 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended June 30, 2026 and the prior fiscal year ended December 31, 2025 were as follows:

Distributions paid from:	June 30, 2026	December 31, 2025
RPAR ETF
Ordinary Income	$8,052,975	$14,236,569
UPAR ETF
Ordinary Income	$1,317,947	$2,114,584

As of the most recent fiscal year ended December 31, 2025, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	RPAR ETF	UPAR ETF
Cost of investments(a)	$ 613,210,384	$ 60,666,063
Gross tax unrealized appreciation	62,885,336	5,653,136
Gross tax unrealized depreciation	(120,350,889)	(3,589,808)
Net tax unrealized appreciation (depreciation)	(57,465,553)	2,063,328
Undistributed ordinary income (loss)	204,320	42,762
Undistributed long-term capital gain (loss)	–	–

Notes to Financial Statements

June 30, 2026 (Unaudited)

	RPAR ETF	UPAR ETF
Other accumulated gain (loss)	(277,958,223)	(8,477,327)
Total distributable earnings/(accumulated losses)	$ (335,219,456)	$ (6,371,237)

(a) The difference between book and tax-basis unrealized appreciation is primarily due to wash sales and passive foreign income companies.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the most recent fiscal year ended December 31, 2025, the Funds had not elected to defer any post-October or late-year losses.

As of December 31, 2025, the RPAR ETF and the UPAR ETF had long-term and short-term capital loss carryovers of $163,195,927 and $5,917,640, and $114,763,583 and $2,559,703, respectively, which do not expire. The RPAR ETF and the UPAR ETF utilized $2,348,820 and $1,110,037 of short-term capital losses during the most recent fiscal year ended December 31, 2025.

NOTE 9 - CREDIT FACILITY

U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a Loan Agreement for temporary or extraordinary purposes. Credit facility details for the period ended June 30, 2026, were as follows:

	RPAR ETF	UPAR ETF
Maximum available credit	$50,000,000	$50,000,000
Largest amount outstanding on an individual day	–	647,000
Average daily loan outstanding	–	3,575
Credit facility outstanding as of June 30, 2026	–	647,000
Average interest rate, when in use	–	6.75%
Interest rate terms	Prime	Prime
Interest rate as of June 30, 2026	6.75%	6.75%
Expiration date	June 23, 2027	June 23, 2027

Interest expense incurred for the period ended June 30, 2026 is disclosed in the Statements of Operations, if applicable. The credit facility is an uncommitted, senior secured 364-day umbrella line of credit used for the benefit of certain funds in the Trust.

The maximum available credit is disclosed at the Trust level. The Fund’s ability to borrow is therefore limited by borrowings of other funds within the Trust which are party to the agreement and to one-third of the Fund’s total assets.

NOTE 10 - SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the Exchange. Market prices for the Shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV, generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Notes to Financial Statements

June 30, 2026 (Unaudited)

Each Fund currently offer one class of Shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $750, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

NOTE 11 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 12 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds' financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust I

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	September 1, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	September 1, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	September 1, 2026

* Print the name and title of each signing officer under his or her signature